Operating Results (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 17,083.9		$ 15,774.6		$ 15,215.5
Pretax Profit (Loss)	1,317.7		1,487.0		1,565.2
Underwriting Operations Segment
Segment Reporting Information [Line Items]
Revenues	16,018.0		14,902.8		14,314.8
Pretax Profit (Loss)	708.9		1,047.3		1,083.5
Underwriting Operations Segment | Personal Lines
Segment Reporting Information [Line Items]
Revenues	14,368.1	[1]	13,431.1	[1]	12,826.9	[1]
Pretax Profit (Loss)	628.4	[1]	919.3	[1]	892.1	[1]
Underwriting Operations Segment | Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Revenues	8,103.9		7,627.4		7,419.7
Pretax Profit (Loss)	338.9		564.9		601.0
Underwriting Operations Segment | Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Revenues	6,264.2		5,803.7		5,407.2
Pretax Profit (Loss)	289.5		354.4		291.1
Underwriting Operations Segment | Commercial Auto
Segment Reporting Information [Line Items]
Revenues	1,649.0		1,467.1		1,474.2
Pretax Profit (Loss)	86.3		133.5		185.0
Underwriting Operations Segment | Other Indemnity
Segment Reporting Information [Line Items]
Revenues	0.9		4.6		13.7
Pretax Profit (Loss)	(5.8)		(5.5)		6.4
Fees and Other Revenues
Segment Reporting Information [Line Items]
Revenues	281.8	[2]	266.5	[2]	252.2	[2]
Service Businesses
Segment Reporting Information [Line Items]
Revenues	36.1		22.8		25.9
Pretax Profit (Loss)	0		3.4		4.5
Investments
Segment Reporting Information [Line Items]
Revenues	749.8	[3]	582.6	[3]	616.2	[3]
Pretax Profit (Loss)	734.4	[3]	569.1	[3]	604.3	[3]
Gains (losses) on extinguishment of debt
Segment Reporting Information [Line Items]
Revenues	(1.8)		(0.1)		6.4
Pretax Profit (Loss)	(1.8)		(0.1)		6.4
Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	$ (123.8)		$ (132.7)		$ (133.5)

[1]	Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in both 2012 and 2011, and 90% in 2010; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2]	Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[3]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.